Income Taxes (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Accounts receivable	$ 14,200	$ 5,548
Other reserves	26,344	7,554
Stock based compensation	57,437
Standby letter of credit reserve		285,000
Start-up costs	356,646	382,902
Net operating loss carryforwards	3,024,924	1,474,121
Total deferred tax assets	3,479,551	2,155,125
Less: valuation allowances	(3,479,551)	(2,155,125)
Net deferred tax assets